Prospectus Investor Class [Member] Performance Management - Prospectus-Investor Class - Payden Securitized Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]	Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year.
Performance One Year or Less [Text]	Performance information for the Fund has not been presented because the Fund has not been in operation for a full calendar year.